                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7404

               Van Kampen California Value Municipal Income Trust
               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
               (Address of principal executive offices) (Zip code)

                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 1/31/07

Item 1. Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST
PORTFOLIO OF INVESTMENTS JANUARY 31, 2007 (UNAUDITED)

  PAR
  AMOUNT
  (000)         DESCRIPTION                                               COUPON             MATURITY             VALUE
---------------------------------------------------------------------------------------------------------------------------
  MUNICIPAL BONDS   171.8%
            CALIFORNIA 165.5%
   $  3,390 Abag Fin Auth For Nonprofit
               Corp CA Ctf Partn Children's
               Hosp Med Ctr (AMBAC Insd)  .........................       5.875%             12/01/19      $     3,600,485
        500 Abag Fin Auth For Nonprofit
               Corp CA Ctf Partn Children's
               Hosp Med Ctr (AMBAC Insd)  .........................       6.000              12/01/29              532,220
      2,000 Abag Fin Auth For Nonprofit
               Corp CA Insd Rev Ctf Lincoln
               Glen Manor Sr Citizens (CA
               MTG Insd)  .........................................       6.100              02/15/25            2,054,980
      1,000 Abag Fin Auth For Nonprofit
               Corp CA Multi-Family Rev Hsg
               Utd Dominion Rfdg Ser B (GTY
               AGMT)  .............................................       6.250              08/15/30            1,034,140
      4,000 Abag Fin Auth For Nonprofit
               Corp CA Multi-Family Rev Hsg
               Utd Dominion Rfdg Ser A (GTY
               AGMT) (AMT)  .......................................       6.400              08/15/30            4,140,200
      1,020 A B C CA Uni Sch Dist Cap
               Apprec Ser B (FGIC Insd)  ..........................         *                08/01/17              658,175
      2,000 A B C CA Uni Sch Dist Cap
               Apprec Ser B (FGIC Insd)  ..........................         *                08/01/21            1,071,600
      1,610 A B C CA Uni Sch Dist Cap
               Apprec Ser B (FGIC Insd)  ..........................         *                08/01/22              823,805
      1,205 Alameda Cnty, CA Wtr Dist Rev
               Rfdg (MBIA Insd)  ..................................       4.750              06/01/20            1,223,677
      1,000 Allan Hancock CA Jt Cmnty
               College Dist Election 2006 Ser
               A (FSA Insd)  ......................................       4.375              08/01/31              980,830
      3,540 Anaheim, CA Pub Fin Auth
               Lease Rev Cap Apprec Pub
               Impt Proj Ser C (FSA Insd)..........................         *                09/01/32            1,097,577


      2,790 Banning, CA Cmnty Redev Agy
               Tax Alloc Merged Downtown
               (Radian Insd)  .....................................       5.000              08/01/23            2,885,669
      2,510 Bay Area Govt Assn CA Lease
               West Sacramento Ser A
               (XLCA Insd) (a) ....................................       5.000              09/01/24            2,636,680
      5,000 Bay Area Toll Auth CA Toll Brdg
               Rev San Francisco Bay Area
               Ser D  .............................................       5.000              04/01/17            5,230,900
        975 Benicia, CA Uni Sch Dist Ser B
               (MBIA Insd)  .......................................         *                08/01/18              547,843
      1,000 Beverly Hills, CA Pub Fin Auth
               Wtr Rev  ...........................................       4.375              06/01/37              983,440
      1,725 Bonita, CA Uni Sch Dist Election
               2004 Ser A (MBIA Insd) (a) .........................       5.250              08/01/22            1,869,348
      1,055 Borrego, CA Wtr Dist Ctf Partn
               Wtr Sys Acquisition (a) ............................       7.000              04/01/27            1,080,383
      3,535 Brea, CA Redev Agy Tax Alloc
               Rfdg Ser A (AMBAC Insd) (a).........................       5.500              08/01/20            3,798,357
      1,390 Brea & Olinda, CA Uni Sch Dist
               Ctf Partn Rfdg Ser A (FSA
               Insd) (a) ..........................................       5.500              08/01/19            1,497,141
      1,510 Brea & Olinda, CA Uni Sch Dist
               Ctf Partn Rfdg Ser A (FSA
               Insd) (a) ..........................................       5.500              08/01/20            1,626,391
        250 Burbank, CA Cmnty Fac Dist Spl
               Tax No 2005-1  .....................................       5.200              12/01/23              257,650
      1,500 Burbank, CA Pub Fin Auth Rev
               Golden State Redev Proj Ser A
               (AMBAC Insd)  ......................................       5.250              12/01/23            1,599,510
      2,060 Burbank, CA Wastewtr
               Treatment Rev Ser A (AMBAC
               Insd)  .............................................       5.000              06/01/29            2,157,005
      2,060 Calexico, CA Uni Sch Dist Ser A
               (MBIA Insd) (a) ....................................       5.000              08/01/27            2,167,120

      3,000 California Cnty, CA Tob Sec Agy
               Tob Asset Bkd Los Angeles
               Cnty Sec (c) .......................................     0/5.450              06/01/28            2,576,430
      2,000 California Cnty, CA Tob Sec Agy
               Tob Asset Bkd Merced Cnty
               Rfdg Ser A  ........................................       5.125              06/01/38            2,033,780
      5,000 California Cnty, CA Tob Sec Agy
               Tob Asset Bkd Merced Cnty
               Rfdg Ser A  ........................................       5.250              06/01/45            5,126,800
      5,000 California Cnty, CA Tob Sec Agy
               Tob Asset Bkd Sonoma Cnty
               Corp Rfdg  .........................................       5.125              06/01/38            5,084,450
      2,000 California Ed Fac Auth Rev CA
               College Arts  ......................................       5.000              06/01/35            2,041,540
      2,500 California Ed Fac Auth Rev
               Golden Gate Univ  ..................................       5.000              10/01/36            2,553,625
      1,000 California Ed Fac Auth Rev
               Pitzer College Ser A  ..............................       5.000              04/01/30            1,041,080
      3,210 California Ed Fac Auth Rev
               Pitzer College Ser A  ..............................       5.000              04/01/35            3,324,019
      2,000 California Ed Fac Auth Rev
               Pooled College & Univ Proj Ser B  ..................       5.250              04/01/24            2,044,720
      1,000 California Ed Fac Auth Rev
               Pooled College & Univ Ser B.........................       6.625              06/01/20            1,075,570
      2,000 California Ed Fac Auth Rev
               Pooled College & Univ Ser B.........................       6.750              06/01/30            2,148,820
        375 California Ed Fac Auth Rev
               Student Ln CA Ln Pgm Ser A
               (MBIA Insd) (AMT)  .................................       6.000              03/01/16              382,995
      1,500 California Ed Fac Auth Rev Univ
               of Redlands Ser A  .................................       5.000              10/01/31            1,562,535
      2,000 California Hlth Fac Fin Auth Rev
               Cedars Sinai Med Ctr Rfdg  .........................       5.000              11/15/27            2,075,480

     11,505 California Hlth Fac Fin Auth Rev
               Cedars Sinai Med Ctr Rfdg (d).......................       5.000              11/15/34           11,880,063
         90 California Hlth Fac Fin Auth Rev
               Hlth Fac Small Fac Ln Ser A
               (CA MTG Insd)  .....................................       6.700              03/01/11               90,000
        180 California Hlth Fac Fin Auth Rev
               Hlth Fac Small Fac Ln Ser A
               (CA MTG Insd)  .....................................       6.750              03/01/20              180,000
      2,205 California Hlth Fac Fin Auth Rev
               Insd Hlth Fac Vlycare Ser A
               (CA MTG Insd)  .....................................       6.125              05/01/12            2,208,550
      1,100 California Hlth Fac Fin Auth Rev
               Kaiser Permanente Ser A  ...........................       5.000              04/01/37            1,137,114
        700 California Hlth Fac Fin Auth Rev
               Kaiser Permanente Ser A  ...........................       5.250              04/01/39              738,710
      8,400 California Hsg Fin Agy Rev
               Home Mtg Ser M (AMT) (d)............................       4.750              08/01/42            8,365,202
      4,000 California Hsg Fin Agy Rev
               Home Mtg Ser M (AMT) (d)............................       4.625              08/01/26            3,983,430
      7,440 California Hsg Fin Agy Rev
               Home Mtg Ser M (AMT) (d)............................       4.650              08/01/31            7,402,354
      5,150 California Hsg Fin Agy Rev
               Home Mtg Ser M (AMT) (d)............................       4.700              08/01/36            5,128,665
      5,000 California Hsg Fin Agy Rev
               Home Mtg Ser I (AMT) (d)............................       4.800              08/01/36            5,022,200
      7,000 California Hsg Fin Agy Rev
               Home Mtg Ser I (AMT) (d)............................       4.875              08/01/41            7,031,080
      3,000 California Hsg Fin Agy Rev
               Multi-Family Hsg III Ser A
               (MBIA Insd) (AMT)  .................................       5.850              08/01/17            3,062,490
      2,000 California Infrastructure & Econ
               Dev Bk Rev Bay Area Toll
               Brdg First Lien Ser A (FGIC
               Insd) (Prerefunded @
               01/01/28)  .........................................       5.000              07/01/29            2,237,580
      1,000 California Pollutn Ctl Fin Auth
               Pollutn Ctl Rev Gas & Elec
               Rfdg Ser A (MBIA-IBC Insd)..........................       5.900              06/01/14            1,131,680
      1,000 California Pollutn Ctl Fin Auth
               Solid Waste Disp Rev Waste
               Mgmt Inc Proj Ser B (AMT)  .........................       5.000              07/01/27            1,032,350
      2,500 California Pollutn Ctl Fin Auth
               Solid Waste Disp Rev Waste
               Mgmt Inc Proj Ser C (AMT) (b).......................       5.125              11/01/23            2,624,125

         45 California Rural Home Mtg Fin
               Auth Single Family Mtg Rev
               Mtg Bkd Sec Pgm Ser B
               (GNMA Collateralized) (AMT).........................       6.150              06/01/20               45,881
         65 California Rural Home Mtg Fin
               Auth Single Family Mtg Rev
               Mtg Bkd Sec Pgm Ser B
               (GNMA Collateralized) (AMT).........................       6.250              12/01/31               66,334
         15 California Rural Home Mtg Fin
               Auth Single Family Mtg Rev
               Mtg Bkd Sec Pgm Ser C
               (GNMA Collateralized) (AMT).........................       7.500              08/01/27               15,265
         10 California Rural Home Mtg Fin
               Auth Single Family Mtg Rev
               Mtg Bkd Sec Ser A-2 (GNMA
               Collateralized) (AMT)  .............................       7.950              12/01/24               10,382
         35 California Rural Home Mtg Fin
               Auth Single Family Mtg Rev
               Ser C (GNMA Collateralized)
               (AMT)  .............................................       7.800              02/01/28               35,677
      1,060 California Spl Dist Assn Fin Corp
               Ctf Part Spl Dist Fin Pgm Ser
               KK (FSA Insd) (a) ..................................       5.800              11/01/29            1,121,215
      2,110 California Spl Dist Fin Pgm Ser
               00 (MBIA Insd) (a) .................................       5.250              12/01/26            2,199,717
      2,000 California St (CIFG Insd) .............................       5.000              10/01/22            2,088,540
      3,000 California St (FGIC Insd) (a)..........................       5.000              10/01/23            3,075,780
      1,000 California St (MBIA-IBC Insd) (a)......................       5.000              02/01/26            1,046,250
      2,230 California Statewide Cmnty Dev
               Auth CHF Irvine LLC UCI East
               Rfdg  ..............................................       5.000              05/15/38            2,319,757
      3,000 California Statewide Cmnty Dev
               Auth Rev Daughters of Charity
               Hlth Ser A  ........................................       5.250              07/01/30            3,141,090
      4,355 California Statewide Cmnty Dev
               Auth Rev Daughters of Charity
               Hlth Ser A  .........................................      5.250              07/01/35            4,553,632

      3,000 California Statewide Cmnty Dev
               Auth Rev Hlth Fac Adventist
               Hlth Ser A  ........................................       5.000              03/01/35            3,081,150
      3,000 California Statewide Cmnty Dev
               Auth Rev Kaiser Permanente
               Ser A  (h)..........................................       4.750              04/01/33            3,001,020
      2,800 California Statewide Cmnty Dev
               Auth Rev Kaiser Permanente
               Ser B  .............................................       5.000              03/01/41            2,887,528
      4,200 California Statewide Cmnty Dev
               Auth Rev Kaiser Permanente
               Ser B  .............................................       5.250              03/01/45            4,424,574
      3,500 California Statewide Cmnty Dev
               Auth Rev Kaiser Permanente
               Ser C  .............................................       5.250              08/01/31            3,708,040
      1,280 California Statewide Cmnty Dev
               Auth Wtr Rev Pooled Fin Pgm
               Ser C (FSA Insd)  ..................................       5.250              10/01/28            1,362,342
      1,325 California Statewide Cmnty Dev
               Auth Wtr & Wastewtr Rev
               Pooled Fin Pgm Ser B (FSA
               Insd)  .............................................       5.250              10/01/23            1,421,009
        835 California St Dept Wtr Res Rev
               Ser W  .............................................       5.500              12/01/17              899,003
      1,000 California St Pub Wks Brd Dept
               Corrections Ser C  .................................       5.500              06/01/23            1,090,410
      2,340 California St Rfdg (FGIC Insd).........................       5.000              02/01/23            2,384,998
        960 California St Vet Ser BJ (AMT).........................       5.700              12/01/32              980,045
      1,595 Cardiff, CA Sch Dist Cap
               Apprec (FGIC Insd) (a) .............................         *                08/01/24              742,153
      1,675 Cardiff, CA Sch Dist Cap
               Apprec (FGIC Insd) (a) .............................         *                08/01/25              741,991

      2,000 Carson, CA Redev Agy Tax
               Alloc Rfdg Ser A (MBIA Insd)........................       5.000              10/01/23            2,111,220
      1,095 Cathedral City, CA Impt Bd Act
               1915 Ltd Oblig Cove Impt Dist
               04-02 (a) ..........................................       5.000              09/02/22            1,114,261
        850 Cathedral City, CA Ltd Oblig
               Cove Impt Dist 04-02  ..............................       5.000              09/02/23              860,965
      1,085 Cathedral City, CA Pub Fin Auth
               Rev Cap Apprec Ser A (MBIA
               Insd) (a) ..........................................         *                08/01/27              435,747
      1,085 Cathedral City, CA Pub Fin Auth
               Rev Cap Apprec Ser A (MBIA
               Insd) (a) ..........................................         *                08/01/28              414,155
      1,085 Cathedral City, CA Pub Fin Auth
               Rev Cap Apprec Ser A (MBIA
               Insd) (a) ..........................................         *                08/01/30              376,929
      1,085 Cathedral City, CA Pub Fin Auth
               Rev Cap Apprec Ser A (MBIA
               Insd) (a) ..........................................         *                08/01/31              360,524
      1,085 Cathedral City, CA Pub Fin Auth
               Rev Cap Apprec Ser A (MBIA
               Insd) (a) ..........................................         *                08/01/32              343,815
      1,085 Cathedral City, CA Pub Fin Auth
               Rev Cap Apprec Ser A (MBIA
               Insd) (a) ..........................................         *                08/01/33              327,811
      2,000 Central Vly Fin Auth CA
               Cogeneration Proj Rev Carson
               Ice Gen Proj Rfdg (MBIA Insd).......................       5.000              07/01/17            2,054,480
        220 Cerritos, CA Cmnty College Dist
               Election 2004 Ser A (MBIA
               Insd) (a) ..........................................       5.000              08/01/27              231,541
      2,500 Chaffey, CA Uni High Sch Dist
               Ser C (FSA Insd)  ..................................       5.000              05/01/27            2,611,575



      1,805 Channel Island Beach, CA
               Cmnty Svc Dist Swr Rev Ctf
               Partn Ser A (Radian Insd) (a).......................       5.250              11/01/35            1,917,325
      1,700 Chino Vly Uni Sch Dist CA Ctf
               Partn Rfdg Ser A (FSA Insd).........................       5.375              09/01/20            1,819,459
      2,000 Chula Vista, CA Cmnty Fac Dist
               Spl Tax No 01-1 Impt Area San
               Miguel Ser B  ......................................       5.350              09/01/26            2,050,620
      2,000 Chula Vista, CA Indl Dev Rev
               San Diego Gas Ser A  ...............................       5.300              07/01/21            2,166,640
      1,000 Chula Vista, CA Pub Fin Auth
               Rev Rfdg Ser A (MBIA Insd)..........................       5.000              09/01/29            1,050,860
      1,540 Chula Vista, CA Redev Agy Tax
               Alloc Sub Bayfront Rfdg Ser B  .....................       5.250              10/01/27            1,563,670
      1,605 Coachella, CA Fin Auth Tax
               Alloc Rev Redev Proj 4 Rfdg
               Ser B (XLCA Insd)  .................................       5.250              09/01/34            1,714,333
      1,000 Coachella, CA Redev Agy Tax
               Alloc Proj Area No 3 Rfdg  .........................       5.875              12/01/28            1,032,040
      2,900 Colton, CA Jt Uni Sch Dist Ser A
               (FGIC Insd)  .......................................       5.500              08/01/22            3,161,029
      2,000 Colton, CA Redev Agy Tax Alloc
               Mt Vernon Corridor Redev
               Proj  ..............................................       6.300              09/01/36            2,102,620
      1,600 Commerce, CA Jt Pwr Fin Auth
               Lease Rev Cmnty Ctr Proj
               (XLCA Insd)  .......................................       5.000              10/01/29            1,670,800
      2,000 Commerce, CA Jt Pwr Fin Auth
               Lease Rev Cmnty Ctr Proj
               (XLCA Insd)  .......................................       5.000              10/01/34            2,084,520
      1,965 Contra Costa Cnty, CA Ctf Partn
               Merrithew Mem Hosp Proj
               Rfdg (MBIA Insd)  ..................................       5.500              11/01/22            2,026,072


      1,250 Corona Norco, CA Uni Sch Dist
               Cap Apprec Ser B (FSA Insd) (f).....................         *                09/01/16              841,900
      1,595 Corona Norco, CA Uni Sch Dist
               Cap Apprec Ser B (FSA Insd).........................         *                09/01/17            1,025,537
      1,735 Corona Norco, CA Uni Sch Dist
               Cap Apprec Ser B (FSA
               Insd) (a) ..........................................         *                09/01/18            1,064,752
      1,750 Crescenta Vly, CA Wtr Dist Rev
               Ctf Partn Wtr Sys Impt Proj
               (FSA Ind)...........................................       4.375              06/01/37            1,695,593
      1,360 Csuci Fin Auth Rev CA East
               Campus Cmnty Ser A (MBIA
               Insd)  .............................................       5.125              09/01/21            1,433,059
        615 Davis, CA Pub Fac Fin Auth Loc
               Agy Rev Mace Ranch Area
               Ser A  .............................................       6.500              09/01/15              634,883
      1,245 Duarte, CA Multi-Family Rev Hsg
               Heritage Pk Apt Ser A (FNMA
               Collateralized) (AMT)  .............................       5.850              05/01/30            1,279,250
        845 Duarte, CA Redev Agy Tax
               Alloc Davis Addition Proj Area
               Rfdg  ..............................................       6.700              09/01/14              871,491
      2,000 East Bay, CA Muni Util Dist Wtr
               Sys Rev (MBIA Insd)  ...............................       5.000              06/01/21            2,090,480
      4,445 East Bay, CA Muni Util Dist Wtr
               Sys Rev Sub  .......................................       5.250              06/01/19            4,569,193
      1,280 El Cerrito, CA Redev Agy Tax
               Alloc Redev Proj Area Rfdg
               Ser B (MBIA Insd) (AMT) (a).........................       5.250              07/01/15            1,343,117
      1,220 Emeryville, CA Pub Fin Auth Rev
               Assmt Dist Refin  ..................................       5.900              09/02/21            1,245,193
      1,000 Emeryville, CA Pub Fin Auth Rev
               Shellmound Pk Redev & Hsg
               Proj Ser B (MBIA Insd)  ............................       5.000              09/01/19            1,028,050

      5,155 Florin, CA Res Consv Dist Cap
               Impt Elk Grove Wtr Svc Ser A
               (MBIA Insd)  .......................................       5.000              09/01/33            5,408,007
      3,000 Folsom, CA Spl Tax Cmnty Fac
               Dist No 2 Rfdg (Connie Lee
               Insd)  .............................................       5.250              12/01/19            3,094,200
      1,010 Folsom Cordova, CA Uni Sch
               Dist Fac Impt Dist No 1 Cap
               Apprec Ser A (AMBAC
               Insd) (a) ..........................................         *                10/01/19              587,042
      1,060 Folsom Cordova, CA Uni Sch
               Dist Fac Impt Dist No 1 Cap
               Apprec Ser A (AMBAC
               Insd) (a) ..........................................         *                10/01/21              562,277
      1,000 Fontana, CA Redev Agy Tax
               Alloc Southwest Indl Park Proj
               (MBIA Insd)  .......................................       5.000              09/01/22            1,024,530
      1,950 Fontana, CA Redev Agy Tax
               Alloc Southwest Indl Park Proj
               (MBIA Insd)  .......................................       5.200              09/01/30            2,001,695
      2,950 Foothill/Eastern Corridor Agy CA
               Toll Rd Rev (e) ....................................         *                01/01/27            1,225,430
     10,000 Foothill/Eastern Corridor Agy CA
               Toll Rd Rev Cap Apprec Rfdg.........................         *                01/15/25            3,634,600
     15,000 Foothill/Eastern Corridor Agy CA
               Toll Rd Rev Cap Apprec Rfdg.........................         *                01/15/26            5,131,950
     11,000 Foothill/Eastern Corridor Agy CA
               Toll Rd Rev Cap Apprec Rfdg.........................         *                01/15/30            2,946,240
      5,000 Foothill/Eastern Corridor Agy CA
               Toll Rd Rev Cap Apprec Rfdg.........................         *                01/15/31            1,259,150
      5,500 Foothill/Eastern Corridor Agy CA
               Toll Rd Rev Conv Cap Apprec
               Rfdg (c) ...........................................     0/5.875              01/15/27            5,061,540
      1,000 Foothill/Eastern Corridor Agy CA
               Toll Rd Rev Rfdg  ..................................       5.750              01/15/40            1,037,020

      1,000 Galt Schs Jt Pwrs Auth CA Rev
               High Sch & Elem Sch Rfdg Ser
               A (MBIA Insd)  .....................................        5.750             11/01/16            1,035,030
      1,115 Garden Grove, CA Pub Fin Auth
               Rev Ctf Partn Wtr Svc Cap
               Impt Pgm (FSA Insd)  ...............................        5.000             12/15/23            1,175,355
      2,500 Glendale, CA Uni Sch Dist Ser C
               (FSA Insd)  ........................................        5.500             09/01/19            2,627,800
      1,680 Glendale, CA Uni Sch Dist Ser D
               (MBIA Insd) (a) ....................................        5.250             09/01/17            1,782,984
      8,255 Golden St Tob Sec Corp CA Ser
               A-1  ...............................................        6.625             06/01/40            9,372,727
      5,405 Golden St Tob Sec Corp CA Tob
               Settlement Rev Ser A  ..............................        6.250             06/01/33            6,031,440
      1,275 Golden St Tob Sec Corp CA Tob
               Settlement Rev Ser 2003-A-1.........................        6.750             06/01/39            1,457,873
      5,000 Hawthorne, CA Spl Tax Cmnty
               Fac Dist No 2006-1 (d)..............................        5.000             09/01/36            5,048,563
      5,000 Hollister, CA Jt Pwr Fin Auth
               Wastewtr Rev Rfdg & Impt Proj
               Ser 1 (FSA Insd) (d)  ..............................        4.500             06/01/37            4,938,575
      1,000 Huntington Pk, CA Pub Fin Auth
               Lease Rev Wastewtr Sys Proj
               Ser A  .............................................        6.200             10/01/25            1,028,100
      3,000 Imperial Irr Dist CA Ctf Partn Elec
               Sys Proj (FSA Insd)  ...............................        5.250             11/01/23            3,196,890
      3,435 Irvine, CA Pub Fac &
               Infrastructure Auth Assmt Rev
               Ser B (AMBAC Insd) (a) .............................        5.000             09/02/22            3,540,592
      2,000 Irvine, CA Uni Sch Dist Fin Auth
               Spl Tax Group II Ser A  ............................        5.125             09/01/36            2,043,980
      1,660 Jurupa, CA Cmnty Svc Dist Spl
               Tax Cmnty Fac Dist No 21 Ser A  ....................        5.000             09/01/26            1,679,472

      1,000 Kern, CA Cmnty College Sch
               Fac Impt Dist Mammoth
               Campus/Kern Cmnty Ser A
               (AMBAC Insd) (a)....................................          *               08/01/22              511,680
        800 Kern, CA Cmnty College Sch
               Fac Impt Dist Mammoth
               Campus/Kern Cmnty Ser A
               (AMBAC Insd) (a) ...................................        5.000             08/01/19              836,992
      1,000 Laguna Hills, CA Ctf Partn Cmnty
               Ctr Proj (MBIA Insd)  ..............................        5.000             12/01/18            1,047,770
      1,185 Lake Elsinore, CA Uni Sch Dist
               Cmnty Fac Dist Spl Tax No
               2005-01 Impt Area Ser A  ...........................        5.300             09/01/26            1,208,901
      1,245 Lake Elsinore, CA Uni Sch Dist
               Cmnty Fac Dist Spl Tax No
               2005-01 Impt Area Ser A  ...........................        5.400             09/01/35            1,270,161
      1,000 Lammersville, CA Sch Dist
               Cmnty Fac Dist Spl Tax No
               2002-Mountain House  ...............................        5.125             09/01/35            1,021,990
      1,000 La Quinta, CA Fin Auth Loc Ser
               A (AMBAC Insd)  ....................................        5.250             09/01/24            1,074,610
      1,420 La Quinta, CA Redev Agy Tax
               Alloc Redev Proj Area No 1
               (AMBAC Insd)  ......................................        5.000             09/01/22            1,501,110
      1,500 La Quinta, CA Redev Agy Tax
               Redev Proj Area No 1
               (AMBAC Insd)  ......................................        5.125             09/01/32            1,586,460
      1,105 Larkspur, CA Sch Dist Cap
               Apprec Ser A (FGIC Insd) (a)........................          *               08/01/20              618,093
      1,145 Larkspur, CA Sch Dist Cap
               Apprec Ser A (FGIC Insd) (a)........................          *               08/01/21              611,751
      1,020 Larkspur, CA Sch Dist Cap
               Apprec Ser A (FGIC Insd)  ..........................          *               08/01/24              472,984
      1,255 Larkspur, CA Sch Dist Cap
               Apprec Ser A (FGIC Insd) (a)........................          *               08/01/25              553,932

      1,000 Lathrop, CA Impt Bd Act 1915
               Mossdale Vlg Assmt Dist
               03-1  .............................................         5.000             09/02/25            1,003,340
      5,000 Loma Linda, CA Hosp Rev Loma
               Linda Univ Med Ctr Ser A  .........................         5.000             12/01/22            5,149,000
      1,000 Loma Linda, CA Redev Agy Tax
               Loma Linda Redev Proj Rfdg
               (MBIA Insd)  ......................................         5.125             07/01/30            1,060,630
        145 Long Beach, CA Bd Fin Auth
               Tax Alloc Rev North Long
               Beach Redev Proj Ser A
               (AMBAC Insd)  .....................................         5.375             08/01/21              156,201
      3,555 Long Beach, CA Hbr Rev Ser A
               (FGIC Insd) (AMT)  ................................         5.250             05/15/18            3,696,560
      2,000 Los Angeles, CA Cmnty Redev
               Agy Cmnty Redev Fin Auth
               Rev Bunker Hill Proj Ser A
               (FSA Insd)  .......................................         5.000             12/01/27            2,095,540
      1,900 Los Angeles, CA Ctf Partn ............................         5.700             02/01/18            1,962,092
      1,000 Los Angeles, CA Ctf Partn Dept
               Pub Social Svc Ser A (AMBAC
               Insd)  ............................................         5.500             08/01/31            1,045,380
      3,000 Los Angeles, CA Ctf Partn Sr
               Sonnenblick Del Rio W L A
               (AMBAC Insd)  .....................................         6.000             11/01/19            3,252,840
      2,000 Los Angeles, CA Dept Wtr &
               Pwr Sys Ser C (MBIA Insd)  ........................         5.000             07/01/26            2,104,240

         85 Los Angeles, CA Single Family
               Home Mtg Rev Pgm Ser A
               (GNMA Collateralized) (AMT).........................        6.875             06/01/25               87,118
      1,000 Los Angeles, CA Wtr & Pwr Rev
               Sys Ser A (MBIA Insd)  .............................        5.375             07/01/18            1,061,990
      2,000 Los Angeles Cnty, CA Met Tran
               Auth Sales Tax Rev Prop A
               First Tier Sr Rfdg Ser C
               (AMBAC Insd)  ......................................        5.000             07/01/23            2,059,340
      1,200 Los Angeles Cnty, CA Sch
               Regionalized Business Svc Ctf
               Partn Cap Apprec Pooled Fin
               Ser A (AMBAC Insd)  ................................          *               08/01/26              498,132
      1,250 Los Angeles Cnty, CA Sch
               Regionalized Business Svc Ctf
               Partn Cap Apprec Pooled Fin
               Ser A (FSA Insd)  ..................................        5.000             09/01/28            1,305,125
      2,755 Los Angeles Cnty, CA Sch Ser
               B (MBIA Insd)  .....................................        5.000             11/01/24            2,896,552
      2,840 Los Banos, CA Redev Agy Tax
               Alloc Los Banos Redev Proj
               (Radian Insd)  .....................................        4.500             09/01/36            2,738,640
      1,190 Lynwood, CA Util Auth Enterp
               Rev (FSA Insd) (a) .................................        5.000             06/01/25            1,249,821
      3,650 Manhattan Beach, CA Uni Sch
               Dist Cap Apprec Ser B (FGIC
               Insd)  .............................................          *               09/01/22            1,860,916
      2,000 Mendocino Cnty, CA Ctf Partn
               Cnty Pub Fac Corp (MBIA
               Insd)  .............................................        5.250             06/01/30            2,109,660
      3,400 Metropolitan Wtr Dist Southn CA
               Auth Ser B-2 (FGIC Insd)  ..........................        5.000             10/01/26            3,560,582
      1,385 Metropolitan Wtr Dist Southn CA
               Wtrwks Rev Rfdg Ser B  .............................        4.375             07/01/37            1,362,064


      1,710 Modesto, CA Irr Dist Ctf Partn
               Cap Impts Ser A (FSA Insd)..........................        5.250             07/01/17            1,816,242
      2,500 Modesto, CA Spl Tax Cmnty Fac
               Dist No 04 1 Vlg 2  ................................        5.150             09/01/36            2,540,550
      2,000 Montclair, CA Redev Agy Mobile
               Home Pk Rev Hacienda Mobile
               Home Pk Proj  ......................................        6.000             11/15/22            2,117,620
      1,110 Mountain View Los Altos, CA
               Uni High Sch Dist Cap Apprec
               Ser D (FSA Insd) (a) ...............................          *               08/01/24              516,483
      3,180 Mount Diablo, CA Uni Sch Dist
               (FSA Insd)  ........................................        5.000             08/01/26            3,311,716
      1,000 National City, CA Cmnty Dev
               Commn Tax Alloc Redev Proj Rfdg
               Ser B (AMBAC Insd)  ................................        5.250             08/01/32            1,071,070
      1,730 National City, CA Cmnty Dev
               Commn Tax Alloc National City
               Redev Proj Ser A (AMBAC
               Insd) (a) ..........................................        5.500             08/01/32            1,884,437
      1,670 National City, CA Cmnty Dev
               Commn Tax Alloc Redev Proj
               Rfdg Ser B (AMBAC Insd) (a).........................        5.000             08/01/25            1,755,922
      2,000 Needles, CA Pub Util Auth Util
               Sys Acquisition Proj Ser A..........................        6.500             02/01/22            2,042,860
      1,500 Norco, CA Spl Tax Cmnty Fac
               Dist No 97-1 Rfdg (Asset Gty
               Insd)  .............................................        4.875             10/01/30            1,536,120

      1,055 North Natomas Cmnty Fac Dist
               CA Spl Tax No 4 Ser D  .............................        5.000             09/01/26            1,071,416
      1,225 Novato, CA Uni Sch Dist (FSA
               Insd)  .............................................        5.000             08/01/28            1,288,700
        995 Oceanside, CA Cmnty Fac No
               2001-1 Morro Hills Dev  ............................        5.500             09/01/34            1,030,800
      3,000 Oxnard, CA Harbor Dist Rev Ser B  .....................        6.000             08/01/24            3,273,630
      2,500 Oxnard, CA Spl Tax Cmnty Fac
               Dist No 3 Seabridge  ...............................        5.000             09/01/35            2,510,075
      1,000 Oxnard, CA Uni High Sch Dist
               Rfdg Ser A (MBIA Insd)  ............................        6.200             08/01/30            1,167,360
      1,965 Pacifica, CA Wastewtr Rev
               Rfdg (AMBAC Insd) (a) ..............................        5.250             10/01/22            2,116,953
      1,230 Palm Desert, CA Fin Auth Tax
               Alloc Rev Proj Area No 2 Rfdg
               Ser A (MBIA Insd) (a) ..............................        5.000             08/01/21            1,302,890
        250 Palm Springs, CA Arpt Sub Palm
               Springs Intl Arpt Rfdg (AMT)........................        5.450             07/01/20              255,998
        530 Palm Springs, CA Arpt Sub Palm
               Springs Intl Arpt Rfdg (AMT)........................        5.550             07/01/28              539,344
        255 Pasadena, CA Spl Tax Cmnty
               Fac Dist No 1 Civic Ctr
               West (e) ...........................................          *               12/01/07              247,373
      4,350 Perris, CA Pub Fin Auth Rev Tax
               Alloc  .............................................        5.350             10/01/36            4,463,753
      1,040 Perris, CA Pub Fin Auth Rev Tax
               Alloc Ser A (MBIA Insd) (a).........................        5.000             10/01/24            1,095,744
      1,000 Perris, CA Pub Fin Auth Rev Tax
               Alloc Ser A (MBIA Insd)  ...........................        5.000             10/01/31            1,048,240
      1,000 Pico Rivera, CA Wtr Auth Rev
               Wtr Sys Proj Ser A (MBIA
               Insd)  .............................................        5.500             05/01/19            1,130,500

      1,375 Pittsburg, CA Redev Agy Tax
               Alloc Los Medanos Cmnty Dev
               Proj (AMBAC Insd)  .................................          *               08/01/26              578,009
      3,350 Port Oakland, CA Port Rev Ser G
               (MBIA Insd) (AMT)  .................................        5.375             11/01/25            3,446,380
      3,000 Port Oakland, CA Rfdg Ser N
               (MBIA Insd) (AMT)  .................................        5.000             11/01/22            3,101,160
      1,000 Poway, CA Redev Agy Tax
               Alloc Paguay Redev Proj Ser
               A (MBIA Insd)  .....................................        5.000             06/15/33            1,038,890
      2,500 Poway, CA Uni Sch Dist Spl Tax
               Cmnty Fac Dist 6-4 S Ranch..........................        5.125             09/01/35            2,550,325
      2,000 Rancho Cordova Cmnty Fac Dist
               CA Spl Tax No 2003-1
               Sunridge Anatolia  .................................        6.000             09/01/24            2,052,940
      1,000 Rancho Cucamonga, CA Redev
               Agy Tax Alloc Rancho Redev
               Proj (FSA Insd)  ...................................        5.250             09/01/20            1,041,510
      1,220 Rancho Mirage, CA Redev Agy
               Tax Alloc Redev Plan 1984
               Proj Ser A-1 (MBIA Insd)  ..........................        5.000             04/01/26            1,263,981
      2,540 Rancho Mirage, CA Redev Agy
               Tax Alloc Redev Plan 1984
               Proj Ser A-E (MBIA Insd)  ..........................        5.250             04/01/33            2,666,670
      3,800 Redlands, CA Redev Agy Tax
               Alloc Redev Proj Rfdg Ser A
               (MBIA Insd)  .......................................        4.750             08/01/21            3,866,766
      1,000 Redondo Beach, CA Pub Fin
               Auth Rev South Bay Ctr
               Redev Proj  ........................................        7.000             07/01/16            1,021,830
      4,000 Redwood City, CA Sch Dist
               (FGIC Insd)  .......................................        5.000             07/15/23            4,180,280
      3,000 Redwood City, CA Sch Dist
               (FGIC Insd)  .......................................        5.000             07/15/27            3,123,300

      1,740 Riverside Cnty, CA Ctf Partn
               Historic Ct Hse Rfdg Ser B
               (FGIC Insd) (a) ....................................        5.000             11/01/25            1,832,464
      2,000 RNR Sch Fin Auth CA Spl Tax
               Cmnty Fac Dist No 92 1 Ser A
               (AMBAC Insd)  ......................................        5.000             09/01/36            2,109,740
      1,650 Roseville, CA Jt Uni High Sch
               Dist Ser B (FGIC Insd)  ............................          *               06/01/20              888,938
      1,000 Sacramento, CA City Fin Auth
               Rev Tax Alloc Ser A (FGIC
               Insd)  .............................................        5.000             12/01/34            1,051,310
        265 Sacramento, CA City Fin Auth
               Rev Cap Impt  (AMBAC Insd)..........................        5.000             12/01/33              276,586
      2,000 Sacramento Cnty, CA Santn Dist
               Fin Auth Rev Rfdg Ser A
               (AMBAC Insd)  ......................................        5.500             12/01/16            2,267,380
      1,000 Salinas Vly, CA Solid Waste
               Auth Rev (AMBAC Insd)
               (AMT)  .............................................        5.250             08/01/27            1,046,090
      2,000 Salinas Vly, CA Solid Waste
               Auth Rev (AMBAC Insd)
               (AMT)  .............................................        5.250             08/01/31            2,091,200
      2,000 San Bernardino, CA Jt Pwr Fin
               Auth Ctf Partn (MBIA Insd)..........................        5.500             09/01/20            2,118,360
        955 San Diego, CA Hsg Auth
               Multi-Family Hsg Rev Mtg Bkd
               Sec Pgm Ser C (GNMA
               Collateralized) (AMT)  .............................        5.000             07/20/18              977,920
      1,000 San Diego, CA Pub Fac Fin Auth
               Swr Rev (FGIC Insd)  ...............................        5.000             05/15/20            1,003,440
      2,500 San Diego, CA Redev Agy
               Centre City Redev Proj Ser A........................        6.400             09/01/25            2,616,650

      1,080 San Diego Cnty, CA Ctf Partn
               Edgemoor Proj & Regl Sys
               Rfdg (AMBAC Insd)  .................................        5.000             02/01/25            1,133,330
      1,000 San Dimas, CA Redev Agy Tax
               Alloc Creative Growth Ser A
               (FSA Insd)  ........................................        5.000             09/01/16            1,039,440
      1,660 San Francisco, CA City & Cnty
               Arpt Commn Intl Arpt Rev Spl
               Fac Lease Ser A (FSA Insd)
               (AMT)  .............................................        6.125             01/01/27            1,725,620
      2,000 San Francisco, CA City & Cnty
               Arpt Commn Intl Arpt Second
               Rfdg Ser 27A (MBIA Insd)
               (AMT)  .............................................        5.250             05/01/26            2,069,020
      3,000 San Francisco, CA City & Cnty
               Arpt Commn Intl Arpt Second
               Rfdg Ser 27A (MBIA Insd)
               (AMT)  .............................................        5.250             05/01/31            3,103,530
      2,000 Sanger, CA Uni Sch Dist Rfdg
               (MBIA Insd)  .......................................        5.600             08/01/23            2,273,880
      5,000 San Jose, CA Fin Auth Lease
               Rev Convention Ctr Proj Rfdg
               Ser F (MBIA Insd)  .................................        5.000             09/01/17            5,241,450
      5,000 San Jose, CA Redev Agy Tax
               Alloc Merged Area Redev
               Proj Rfdg Ser C (MBIA Insd).........................        4.250             08/01/30            4,774,450
      1,600 San Leandro, CA Ctf Partn Lib &
               Fire Stations Fin (AMBAC
               Insd)  .............................................        5.700             11/01/20            1,706,768
      2,000 San Leandro, CA Ctf Partn Lib &
               Fire Stations Fin (AMBAC
               Insd)  .............................................        5.750             11/01/29            2,130,900

      5,000 San Marcos, CA Pub Fac Auth
               Rev Tax Increment Pass
               Thru Rfdg Ser A (AMBAC Insd) (d)....................        5.000             10/01/31            5,292,400
      1,350 Santa Ana, CA Uni Sch Dist
               (MBIA Insd) (a) ....................................        5.375             08/01/21            1,448,874
      4,820 Santa Ana, CA Uni Sch Dist
               (MBIA Insd)  .......................................        5.375             08/01/27            5,133,686
      1,000 Santa Ana, CA Uni Sch Dist Ctf
               Partn Cap Apprec Fin Proj
               (FSA Insd)  ........................................          *               04/01/36              247,520
        700 Santa Ana, CA Uni Sch Dist Spl
               Tax Cmnty Fac Dist No
               2004-1  ............................................        5.050             09/01/30              708,477
      4,200 Semitropic Impt Dist Semitropic
               Wtr Storage Dist CA Wtr Ser A
               (XLCA Insd)  .......................................        5.125             12/01/35            4,446,750
      5,000 Southern CA Pub Pwr Auth Pwr
               Proj Rev Multi-Projs  ..............................        6.750             07/01/12            5,633,650
      3,305 South Orange Cnty, CA Pub Fin
               Auth Reassmt Rev (FSA
               Insd)  .............................................        5.800             09/02/18            3,498,309
      1,640 South Tahoe, CA Jt Pwr Fin
               Auth Rev Tahoe Redev Proj
               Area 1-A Rfdg (FSA Insd)  ..........................        5.000             10/01/29            1,718,031
      2,250 South Tahoe, CA Jt Pwr Fin
               Redev Proj Area No 1 Ser A
               (AMBAC Insd)  ......................................        5.000             10/01/28            2,371,973
        885 Stanton, CA Multi-Family Rev
               Hsg Contl Garden Apts (FNMA
               Collateralized) (AMT)  .............................        5.625             08/01/29              907,806
      2,745 State Center, CA Cmnty Election
               2002 Ser A (MBIA Insd)  ............................        5.500             08/01/28            3,010,469
      1,300 Taft, CA City Elem Sch Dist Ser
               A (MBIA Insd) (a) ..................................          *               08/01/22              665,184

      1,605 Tehachapi, CA Redev Agy Tax
               Alloc Tehachapi Redev Proj
               (Radian Insd)  .....................................        5.250              12/01/35           1,700,209
      3,000 Temecula, CA Redev Agy Tax
               Alloc Rev Redev Proj No 1
               Ser A  (MBIA Insd)..................................        4.500              08/01/38           2,952,810
     10,000 Tobacco Sec Auth Northn CA
               Tob Settlement Rev Asset Bkd
               Bd Ser A-1  ........................................        5.375              06/01/38          10,393,900
     10,800 Tobacco Sec Auth Northn CA
               Tob Settlement Rev Asset Bkd
               Bd Ser A-1  ........................................        5.500              06/01/45          11,309,652
      4,000 Tobacco Sec Auth Southn CA
               Tob Settlement Sr Ser A-1  .........................        5.000              06/01/37           4,035,160
      5,000 Tobacco Sec Auth Southn CA
            Tob Settlement Sr Ser A-1 (d)..........................        5.125              06/01/46           5,075,975
      8,000 Tobacco Sec Auth Southn CA
               Tob Settlement Sr Ser A-1  .........................        5.125              06/01/46           8,121,520
      2,000 Tulare, CA Swr Rev (XLCA Insd).........................        4.250              11/15/32           1,902,060
     10,000 University of CA Regt Ser A
               (MBIA Insd) (d) ....................................        4.500              05/15/47           9,820,450
     10,000 University of CA Rev Hosp
               UCLA Med Ctr Ser A (AMBAC
               Insd)  .............................................        5.250              05/15/30          10,594,900
      2,200 Ventura Cnty, CA Cmnty College
               Ser A (MBIA Insd)  .................................        5.500              08/01/23           2,390,520
      1,000 Vista, CA Mobile Home Pk Rev
               Estrella De Oro Mobile Home
               Ser A (Prerefunded @
               02/01/25)  .........................................        5.875              02/01/28           1,040,540
      1,000 Vista, CA Uni Sch Dist Ser A
               (FSA Insd)  ........................................        5.000              08/01/23           1,045,420
      2,000 Woodland, CA Fin Auth Lease
               Rev Cap Proj Rfdg (XLCA
               Insd)  .............................................        5.000              03/01/25           2,098,160
                                                                                                            --------------
                                                                                                               597,727,822
                                                                                                            --------------

            PUERTO RICO   4.5%
      5,000 Puerto Rico Comwlth Hwy &
               Tran Auth Hwy Rev Rfdg Ser
               Y (FSA Insd)  ......................................        6.250              07/01/21           6,158,100
      4,000 Puerto Rico Elec Pwr Auth Pwr
               Rev Ser II (XLCA Insd)  ............................        5.375              07/01/17           4,310,800
      3,170 University of PR Univ Rev
               Sys Ser P Rfdg (d)..................................        5.000              06/01/30           3,308,085
      2,490 University of PR Univ Rev Sys
               Ser Q (d)...........................................        5.000              06/01/36           2,598,465
                                                                                                            --------------
                                                                                                                16,375,450
                                                                                                            --------------
            U.S. VIRGIN ISLANDS   1.8%
      1,000 Virgin Islands Pub Fin Auth Rev
               Gross Rcpt Taxes Ln Nt Ser A
               (ACA Insd) (Prerefunded @
               10/01/10)  .........................................        6.125              10/01/29           1,088,240
      3,000 Virgin Islands Pub Fin Auth Rev
               Gross Rcpt Taxes Ln Nt Ser A  ......................        6.375              10/01/19           3,259,530
      2,000 Virgin Islands Pub Fin Auth Rev
               Gross Rcpt Taxes Ln Nt Ser A
               (Prerefunded @ 10/01/10)  ..........................        6.500              10/01/24           2,197,960
                                                                                                            --------------
                                                                                                                 6,545,730
                                                                                                            --------------

   TOTAL INVESTMENTS  171.8%
     (Cost $591,818,528)..............................................................................         620,649,002

   LIABILITY FOR FLOATING RATE NOTE OBLIGATIONS RELATED TO SECURITIES HELD (17.2%)
     (Cost ($62,160,000))

     (62,160)   Notes with interest rates ranging from 3.440% to 3.660% at
                January 31, 2007 and contractual maturities of collateral ranging
                from 2026 to 2047 (g).................................................................         (62,160,000)
                                                                                                            --------------

   TOTAL NET INVESTMENTS 154.6%
     (Cost $529,658,528)..............................................................................         558,489,002

  OTHER ASSETS IN EXCESS OF LIABILITIES 0.8%..........................................................           2,899,518

  PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS) (55.4%)..........................................        (200,236,222)
                                                                                                            --------------

  NET ASSETS APPLICABLE TO COMMON SHARES 100.0%.......................................................      $  361,152,298
                                                                                                            ==============

Percentages are calculated as a percentage of net assets applicable to common shares.
  *  Zero coupon bond
 (a) The Trust owns 100% of the outstanding bond issuance.
 (b) Variable Rate Coupon
 (c) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.
 (d) Underlying security related to Inverse Floaters entered into by the Trust.
 (e) Escrowed to Maturity
 (f) All or a portion of this security has been physically segregated in connection with open futures contracts.
 (g) Floating rate notes. The interest rates shown reflect the rates in effect at January 31, 2007.
 (h) Security purchased on a when-issued or delayed delivery basis.


  ACA - American Capital Access
  AMBAC - AMBAC Indemnity Corp.
  AMT - Alternative Minimum Tax
  Asset Gty - Asset Guaranty Insurance Co.
  CA MTG - California Mortgage Insurance
  CIFG - CDC IXIS Financial Guaranty
  Connie Lee - Connie Lee Insurance Co.
  FGIC - Financial Guaranty Insurance Co.
  FNMA - Federal National Mortgage Association
  FSA - Financial Security Assurance Inc.
  GNMA - Government National Mortgage Association
  GTY AGMT -- Guaranteed by United Dominion Realty Trust Inc.
  MBIA - Municipal Bond Investors Assurance Corp.
  MBIA-IBC - MBIA Insured Bond Certificates
  Radian - Radian Asset Assurance
  XLCA - XL Capital Assurance Inc.


  FUTURES CONTRACTS OUTSTANDING AS OF JANUARY 31, 2007:
                                                                                   UNREALIZED
                                                                                  APPRECIATION/
                                                                      CONTRACTS    DEPRECIATION
  SHORT CONTRACTS:

  U.S. Treasury Notes 10-Year Futures, March 2007
     (Current Notional Value of $106,750 per contract)............          191     $   312,988
  U.S. Treasury Bonds Futures, March 2007 (Current
     Notional Value of $110,125 per contract) ....................          442         725,269
                                                                          -----     -----------
                                                                            633     $ 1,038,257
                                                                          =====     ===========


Item 2. Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen California Value Municipal Income Trust


By: /s/ Ronald E. Robison
    --------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: March 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Ronald E. Robison
    --------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: March 22, 2007


By: /s/ James W. Garrett
    --------------------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: March 22, 2007